INCOME TAXES - Reconciliation between statutory and effective income tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Effective income tax rate reconciliation, difference due to tax effects
Profit / (loss) before tax from continuing operations	$ 802	$ 464		$ 373
Income tax benefit / (expense) at statutory tax rate (25.8%)	(207)	(116)		(93)
Different tax rates in different jurisdictions	45	(5)		(19)
Non-deductible expenses	(46)	(35)		(89)
Non-taxable income	11	(3)		16
Adjustments in respect of previous years	(6)	(25)		1
Movements in (un)recognized deferred tax assets	117	(76)		(55)
Withholding taxes	38	(73)		(49)
Uncertain tax positions	(25)	(7)		(4)
Change in income tax rate	4	0		0
Other	0	4		(13)
Income tax	$ (69)	$ (344)	[1]	$ (279)	[1]
Effective tax rate	8.60%	74.10%		74.80%
Bangladesh
Effective income tax rate reconciliation, difference due to tax effects
Movements in (un)recognized deferred tax assets		$ (108)

[1]	*Prior year comparatives for the years ended December 31, 2021 and 2020 are adjusted following the classification of Russia as a discontinued operation (see Note 10).